Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0000038777
Registrant Name	FRANKLIN RESOURCES INC
Registration File Number	333-284711
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES